Debt - Additional Information (Details) $ / shares in Units, shares in Millions							1 Months Ended				3 Months Ended		12 Months Ended		48 Months Ended
	Mar. 25, 2022 USD ($) shares	Mar. 09, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Nov. 24, 2021 USD ($)	Mar. 08, 2021 USD ($)	Jul. 23, 2018 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 25, 2026 shares	Dec. 31, 2020 EUR (€)	Oct. 07, 2020 EUR (€)	Aug. 02, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from long term debt											$ 35,942,000	$ 47,481,000	$ 58,241,000	$ 2,537,000
Gain (Loss) on Extinguishment of Debt							$ 2,600,000				(23,141,000)	(70,667,000)	(96,024,000)	0
Interests costs incurred													8,700,000	1,100,000
Capitalization of interest on debt													1,300,000	119,000
Amortization of debt issuance costs													236,000	294,000
Amortization of debt discount													299,000
Proceeds from issuance of common stock											14,791,000		50,800,000
Issuance costs related to debt											112,000
Equity issuance costs											41,681,000	5,667,000	8,880,000	2,009,000
Subscription agreement [Member] | Affiliate Of Daniel Staton [Member]
Debt Instrument [Line Items]
Due To Affiliate Quarterly Fee Amount			$ 1,875,000								1,875,000		$ 1,875,000
Beach Point Rollover Debt [Member]
Debt Instrument [Line Items]
Shares issued as part of merger | shares	2.4
Carrying amount of debt	$ 38,600,000
Fair value of common stock issued	31,800,000
Rollover debt with fair value	31,000,000
Rollover Debt [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt	24,200,000
Issuance costs related to debt	328,000
Allocated To Debt [Member] | Beach Point Rollover Debt [Member]
Debt Instrument [Line Items]
Issuance costs related to debt	178,000
Allocated To Equity [Member] | Beach Point Rollover Debt [Member]
Debt Instrument [Line Items]
Equity issuance costs	151,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage			9.25%										9.25%
Senior Secured Notes [Member] | Precombination Notes [Member]
Debt Instrument [Line Items]
Convertible debt outstanding			$ 30,289,000										$ 30,289,000	0
Senior Secured Notes Due Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 87,000,000
Long term debt date of maturity					Apr. 01, 2026
Proceeds from long term debt					$ 47,500,000
Long term debt fixed interest rate percentage			11.00%										11.00%
Gain (Loss) on Extinguishment of Debt	727,000				70,600,000
Exchange and extinguishment of debt amount					37,000,000
Fair value of common stock issued	4,600,000
Cash payment of debt	703,000
Repayments of debt	293,000
Payment of interest operating cash flows	410,000
Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Upon Closing of the Tailwind Merger [Member]
Debt Instrument [Line Items]
Convertible debt outstanding	$ 56,300,000
Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Lockheed Martin Corporation [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 87,000,000
Long term debt date of maturity					Apr. 01, 2026
Proceeds from long term debt					$ 50,000,000
Payment of debt issuance costs					2,800,000
Proceeds from debt net of issuance costs					47,500,000
Extinguishment of Debt, Amount					37,000,000
Notes Issued And Exchangeable Value					25,000,000
Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Beach Point Capital [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	11.25%
Notes Issued And Exchangeable Value					25,000,000
Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Lockheed Martin [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 1,800,000
Gross proceeds from long-term debt					50,000,000
Carrying amount of debt	32,600,000
Cash payment of debt	30,800,000
Repayments of debt	25,000,000
Payment of interest operating cash flows	5,800,000
Third-party expenses related to modification	323,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage			3.05%										3.05%
Convertible Notes Payable [Member] | Convertible Debt Due Two Thousand And Twenty Eight [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 34,000,000			$ 33,000,000							$ 34,000,000					$ 1,000,000
Long term debt date of maturity			Jul. 23, 2018										Jul. 23, 2018
Proceeds from long term debt						$ 31,000,000
Long term debt interest payable			$ 2,800,000					$ 2,600,000	$ 2,600,000			$ 2,600,000	$ 2,800,000	$ 2,600,000
Gain (Loss) on Extinguishment of Debt									$ 70,600,000
Convertible debt rate of interest													3.05%
Convertible debt percentage of cash						100.00%
Convertible notes issued in exchange for notes being surrendered						$ 3,000,000
Convertible debt percentage increase in conversion price semiannually													1.05%
Convertible Notes Payable [Member] | Convertible Debt Due Two Thousand And Twenty Eight [Member] | Thirty One Million Dollar Of Original Principal Amount [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares			$ 38.85										$ 38.85
Convertible debt original principal amount													$ 31,000,000
Convertible Notes Payable [Member] | Convertible Debt Due Two Thousand And Twenty Eight [Member] | Three Million Dollar Of Original Principal Amount [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares			$ 31.08										$ 31.08
Convertible debt original principal amount													$ 3,000,000
Paycheck Protection Programme Loan [Member]
Debt Instrument [Line Items]
Proceeds from long term debt										$ 2,500,000
Long term debt fixed interest rate percentage			1.00%										1.00%
Percentage of debt utilized for payroll and other expenses										100.00%
Paycheck Protection Programme Loan [Member] | Forgiven Portion Of Loan [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage			1.00%										1.00%
Long term debt term			2 years										2 years
Tyvak International Line Of Credit [Member] | Working Capital Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity | €																	€ 300,000
Line of credit outstanding | €																€ 0
Pipe Investment Obligation [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock											30,000,000
Equity issuance costs											259,000
Pipe Investment Obligation [Member] | Proceeds From Debt [Member]
Debt Instrument [Line Items]
Proceeds from debt net of issuance costs											13,000,000
Pipe Investment Obligation [Member] | Allocated To Equity [Member]
Debt Instrument [Line Items]
Equity issuance costs											147,000
Pipe Investment Obligation [Member] | Proceeds From Pipe Investment [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock											$ 17,000,000
Francisco Partners Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 150,000,000
Long term debt fixed interest rate percentage											9.25%
Francisco Partners Note Purchase Agreement [Member] | FP Combination Equity [Member]
Debt Instrument [Line Items]
Shares issued as part of merger | shares															1.9
Francisco Partners Note Purchase Agreement [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirtieth September Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	20,000,000
Francisco Partners Note Purchase Agreement [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirty First December Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	10,000,000
Francisco Partners Note Purchase Agreement [Member] | Amendement Two To Note Purchase Agreement [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	$ 20,000,000
Percentage of unrestricted cash and cash equivalents to be maintanined additionally	15.00%
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument prepayment as a percentage of net asset disposal	100.00%
Debt instrument prepayment as a percentage of net debt incurrence other than the debt pursuant to agreement	100.00%
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | On Or Before The First Anniversary Of The Callable Date [Member]
Debt Instrument [Line Items]
Debt instrument percentage of prepayment premium	3.00%
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | On Or After The First Anniversary Of The Callable Date But Before The Second Anniversary of The Callable Date [Member]
Debt Instrument [Line Items]
Debt instrument percentage of prepayment premium	2.00%
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirty First March Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	$ 20,000,000
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirtieth June Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	20,000,000
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirtieth September Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	20,000,000
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | Quarter Ending Thirty First December Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	10,000,000
Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Unrestricted Cash And Cash Equivalents Needed To Be Maintained	$ 20,000,000
Percentage of unrestricted cash and cash equivalents to be maintanined additionally	15.00%
Francisco Partners Note Purchase Agreement [Member] | Conditional Notes [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Incremental issuance of costs	$ 851,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long term debt date of maturity				Nov. 24, 2026
Debt issuance costs and discount	5,000,000
Proceeds from debt net of issuance costs	60,000,000
Long term debt fixed interest rate percentage			9.25%										9.25%
Long term debt interest payable											$ 1,000,000
Reclassification Of Deferred Debt Commitement Costs To Discount On Debt	$ 32,800,000	$ 13,200,000
Long term debt period within which one time interest is payable		1 day
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 24,000,000
Long term debt date of maturity	Apr. 01, 2026
Commitment amount	$ 119,000,000	154,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Subsequent Event [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value		154,000,000
Proceeds from long term debt		24,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Subsequent Event [Member] | Amendement Two To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 119,000,000
Long term debt date of maturity	Apr. 01, 2026
Long term debt date of first payment	May 15, 2022
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Proceeds From Debt [Member]
Debt Instrument [Line Items]
Proceeds from debt net of issuance costs	$ 14,400,000	8,600,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Proceeds From Warrants And Derivative Liabilities [Member]
Debt Instrument [Line Items]
Proceeds from debt net of issuance costs	30,800,000	11,400,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Proceeds From Issuance Of Common Stock [Member]
Debt Instrument [Line Items]
Proceeds from issuance of common stock	14,800,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Allocated To Debt [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Incremental issuance of costs	641,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Allocated To Equity [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Incremental issuance of costs	210,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Deferred Debt Commitement Costs [Member]
Debt Instrument [Line Items]
Debt issuance costs and discount			$ 62,400,000										$ 62,400,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Original Issue Discount [Member]
Debt Instrument [Line Items]
Debt issuance costs and discount			5,000,000										5,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Third Party Legal Fees [Member]
Debt Instrument [Line Items]
Debt issuance costs and discount			864,000										864,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Precombination Notes [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 30,000,000
Payment of debt issuance costs													5,000,000
Proceeds from debt net of issuance costs				25,000,000
Long term debt interest payable			289,000										289,000
Reclassification Of Deferred Debt Commitement Costs To Discount On Debt				15,500,000
Reclassification Of Deferred Debt Commitement Costs To Deferred Issuance Costs				218,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Precombination Notes [Member] | Proceeds From Debt [Member]
Debt Instrument [Line Items]
Proceeds from debt net of issuance costs				10,800,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Precombination Notes [Member] | Proceeds From Warrants And Derivative Liabilities [Member]
Debt Instrument [Line Items]
Proceeds from debt net of issuance costs				14,200,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Delayed Draw Notes [Member]
Debt Instrument [Line Items]
Debt instrument face value				20,000,000
Reclassification Of Deferred Debt Commitement Costs To Deferred Issuance Costs		137,000
Incremental deferred issuance costs		208,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Delayed Draw Notes [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt issuance costs and discount		4,000,000
Proceeds from debt net of issuance costs		20,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Delayed Draw Notes [Member] | Subsequent Event [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Payment of debt issuance costs		4,000,000
Proceeds from debt net of issuance costs		$ 20,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Conditional Notes [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 100,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Conditional Notes [Member] | Amendment One To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from long term debt	65,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes [Member] | Conditional Notes [Member] | Amendement Two To Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from long term debt	65,000,000
Payment of debt issuance costs	5,000,000
Proceeds from debt net of issuance costs	60,000,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Long term debt interest payable			$ 289,000										$ 289,000
Francisco Partners Note Purchase Agreement [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Conditional Notes [Member]
Debt Instrument [Line Items]
Reclassification Of Deferred Debt Commitement Costs To Deferred Issuance Costs	509,000,000
Amendment Agreement One [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage			11.00%										11.00%
Long term debt date of first payment													Mar. 08, 2024
Debt instrument percentage of prepayment premium			100.00%										100.00%
Grace period post occurrence of breach of contract			90 days
Carrying amount of debt	4,600,000
Amendment Agreement One [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Lockheed Martin Corporation And Beach Point Corporation [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt								$ 28,000,000
Reissued Senior Notes Premium Payable					6,600,000
Debt Issuance Costs, Gross					$ 420,000
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Lockheed Martin Rollover Debt [Member]
Debt Instrument [Line Items]
Debt instrument face value	25,000,000
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Beach Point Rollover Debt [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 31,300,000
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Beach Point Rollover Debt [Member] | Payable In Kind [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	2.00%
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Subsequent Event [Member] | Beach Point Capital [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 31,300,000
Long term debt fixed interest rate percentage	11.25%
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Subsequent Event [Member] | Beach Point Capital [Member] | Payable In Cash [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	9.25%
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Subsequent Event [Member] | Beach Point Capital [Member] | Payable In Kind [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	2.00%
Amendment Agreement Two [Member] | Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Subsequent Event [Member] | Lockheed Martin [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 25,000,000
Amendment Agreement Two [Member] | Convertible Notes Payable [Member] | Beach Point Rollover Debt [Member] | Payable In Cash [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate percentage	9.25%